Investment In Equity Method Investees	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure
Note 3. INVESTMENT IN EQUITY METHOD INVESTEES
MSP holds three investments which are accounted for using equity method:
MAO-MSO
Recovery II LLC Series PMPI (“Series PMPI”),
MAO-MSO
Recovery LLC and
MAO-MSO
Recovery II LLC (both collectively the
“MAO-MSO
entities”).
Series PMPI is a series entity of
MAO-MSO
Recovery II LLC. The Company exercises significant influence over the operating and financial activities of Series PMPI, but does not exercise control of the entity. In accordance with Series PMPI’s operating agreement, the controlling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the controlling member is entitled to 50% of claims recoveries by PMPI. The noncontrolling member is allocated 100% of the costs of PMPI. Since the Preferred Return exceeds the total members’ equity of PMPI as of both March 31, 2022 and December 31, 2021, the value of the equity method investment in the condensed combined and consolidated balance sheet is $0.
The
MAO-MSO
entities are Delaware limited liability companies formed as master series entities whose central operations are to form other series legal entities that will hold and pursue claims recovery rights. The
MAO-MSO
entities are not designed to hold or pursue claims recoveries themselves. The Company holds a 50% economic interest in both entities, and has significant influence through its equity investment, but does not control either entity. As equity method investments, the Company recognizes its proportionate share of net earnings or losses as equity earnings in Other income. The activity of these entities has been insignificant for the three months ended March 31, 2022 and 2021. Since the Company did not make a contribution to the
MAO-MSO
entities and the entities have recorded losses, the value of the equity method investment in the condensed combined and consolidated balance sheets is $0 as of both March 31, 2022 and December 31, 2021.
Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows (in thousands):

Series PMPI	Revenue	Amortization	Other expenses	Profit (Loss)
For the three months ended March 31, 2022	$—	$500	$—	$(500)
For the three months ended March 31, 2021	$1	$500	$—	$(499)

Series PMPI	Total Assets	Total Liabilities
As of March 31, 2022	$4,841	$282
As of December 31, 2021	$5,390	$266

Note 3. INVESTMENT IN EQUITY METHOD INVESTEES
MSP holds three investments which are accounted for using equity method:
MAO-MSO
Recovery II LLC Series PMPI (“Series PMPI”),
MAO-MSO
Recovery LLC and
MAO-MSO
Recovery II LLC (both collectively the
“MAO-MSO
entities”).
Series PMPI is a series entity of
MAO-MSO
Recovery II LLC. The Company exercises significant influence over the operating and financial activities of Series PMPI, but does not exercise control of the entity. In accordance with Series PMPI’s operating agreement, the controlling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the controlling member is entitled to 50% of claims recoveries by PMPI. The noncontrolling member is allocated 100% of the costs of PMPI. Since the Preferred Return exceeds the total members’ equity of PMPI as of both December 31, 2021 and 2020, the value of the equity method investment in the combined and consolidated balance sheet is $0.
The
MAO-MSO
entities are Delaware limited liability companies formed as master series entities whose central operations are to form other series legal entities that will hold and pursue claims recovery rights. The
MAO-MSO
entities are not designed to hold or pursue claims recoveries themselves. The Company holds a 50% economic interest in both entities, and has significant influence through its equity investment, but does not control either entity. As equity method investments, the Company recognizes its proportionate share of net earnings or losses as equity earnings in Other income. The activity of these entities has been insignificant for the years ended December 31, 2021 and 2020. Since the Company did not make a contribution to the
MAO-MSO
entities and the entities have recorded losses, the value of the equity method investment in the combined and consolidated balance sheets is $0 as of both December 31, 2021 and 2020.

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows (in thousands):

Series PMPI	Revenue	Amortization	Other expenses	Profit (Loss)
For the year ended December 31, 2021	$1	$2,000	$—	$(1,999)
For the year ended December 31, 2020	$34	$2,000	$20	$(1,986)

Series PMPI			Total Assets	Total Liabilities
As of December 31, 2021			$5,390	$266
As of December 31, 2020			$7,393	$270